Putnam VT Small Cap Growth Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value
Auto components (1.2%)
Patrick Industries, Inc.	5,180	$440,300

		440,300
Banks (0.5%)
ServisFirst Bancshares, Inc.	3,315	203,309

		203,309
Biotechnology (10.5%)
Acceleron Pharma, Inc.(NON)	3,665	497,011
Ascendis Pharma A/S ADR (Denmark)(NON)	2,035	262,271
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	3,585	245,035
ChemoCentryx, Inc.(NON)	4,211	215,772
Denali Therapeutics, Inc.(NON)	3,120	178,152
Emergent BioSolutions, Inc.(NON)	1,935	179,781
Halozyme Therapeutics, Inc.(NON)	12,350	514,872
Insmed, Inc.(NON)	8,885	302,623
Mirati Therapeutics, Inc.(NON)	1,515	259,520
Natera, Inc.(NON)	3,770	382,806
TG Therapeutics, Inc.(NON)(S)	5,495	264,859
Turning Point Therapeutics, Inc.(NON)	2,485	235,056
Twist Bioscience Corp.(NON)	1,285	159,160
Veracyte, Inc.(NON)	4,491	241,391

		3,938,309
Building products (3.0%)
AZEK Co., Inc. (The)(NON)	15,701	660,227
CSW Industrials, Inc.	3,385	456,975

		1,117,202
Capital markets (4.0%)
Hamilton Lane, Inc. Class A	8,720	772,243
Open Lending Corp. Class A(NON)	15,140	536,259
StepStone Group, Inc. Class A	5,595	197,336

		1,505,838
Chemicals (1.7%)
Ingevity Corp.(NON)	5,110	385,958
Orion Engineered Carbons SA (Luxembourg)(NON)	12,010	236,837

		622,795
Commercial services and supplies (4.1%)
Brink's Co. (The)	7,550	598,187
Montrose Environmental Group, Inc.(NON)	9,173	460,393
Tetra Tech, Inc.	3,665	497,414

		1,555,994
Diversified financial services (0.4%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	9,269	134,401

		134,401
Electrical equipment (2.0%)
Array Technologies, Inc.(NON)	8,224	245,240
Ballard Power Systems, Inc. (Canada)(NON)	9,645	234,759
Sunrun, Inc.(NON)	4,205	254,318

		734,317
Electronic equipment, instruments, and components (2.6%)
II-VI, Inc.(NON)(S)	4,780	326,809
Novanta, Inc.(NON)	4,955	653,515

		980,324
Entertainment (0.5%)
Madison Square Garden Co. (The) Class A(NON)	1,105	198,303

		198,303
Food and staples retail (1.6%)
Performance Food Group Co.(NON)	10,275	591,943

		591,943
Food products (0.8%)
Freshpet, Inc.(NON)	1,898	301,421

		301,421
Health-care equipment and supplies (6.8%)
Antares Pharma, Inc.(NON)	35,680	146,645
Axonics Modulation Technologies, Inc.(NON)(S)	6,585	394,376
CONMED Corp.	5,430	709,104
Inmode, Ltd. (Israel)(NON)	14,211	1,028,450
Insulet Corp.(NON)	1,120	292,230

		2,570,805
Health-care providers and services (6.9%)
AdaptHealth Corp.(NON)	18,991	698,109
Amedisys, Inc.(NON)	955	252,874
Castle Biosciences, Inc.(NON)	3,005	205,722
LHC Group, Inc.(NON)	2,855	545,905
R1 RCM, Inc.(NON)	35,218	869,180

		2,571,790
Health-care technology (0.9%)
Phreesia, Inc.(NON)	6,807	354,645

		354,645
Hotels, restaurants, and leisure (5.3%)
Churchill Downs, Inc.	2,825	642,462
Chuy's Holdings, Inc.(NON)	5,015	222,265
Penn National Gaming, Inc.(NON)	4,927	516,547
Planet Fitness, Inc. Class A(NON)	4,065	314,225
Wingstop, Inc.	2,290	291,219

		1,986,718
Household durables (1.9%)
Installed Building Products, Inc.	2,875	318,780
TopBuild Corp.(NON)	1,901	398,126

		716,906
Insurance (1.4%)
Kinsale Capital Group, Inc.	3,105	511,704

		511,704
IT Services (1.0%)
Shift4 Payments, Inc. Class A(NON)(S)	4,570	374,786

		374,786
Life sciences tools and services (4.1%)
Medpace Holdings, Inc.(NON)	4,830	792,362
Pacific Biosciences of California, Inc.(NON)	3,185	106,092
Repligen Corp.(NON)	3,300	641,553

		1,540,007
Machinery (1.9%)
Altra Industrial Mortion Corp.	6,555	362,623
RBC Bearings, Inc.(NON)	1,881	370,124

		732,747
Media (3.4%)
Cable One, Inc.	365	667,351
TechTarget, Inc.(NON)	9,034	627,411

		1,294,762
Pharmaceuticals (0.3%)
Provention Bio, Inc.(NON)	9,428	98,947

		98,947
Real estate management and development (2.2%)
Colliers International Group, Inc. (Canada)	6,865	674,537
Redfin Corp.(NON)	2,565	170,803

		845,340
Road and rail (3.8%)
Saia, Inc.(NON)	2,660	613,343
TFI International, Inc. (Canada)	10,795	809,174

		1,422,517
Semiconductors and semiconductor equipment (5.1%)
Brooks Automation, Inc.	5,130	418,865
Entegris, Inc.	7,180	802,724
Nova Measuring Instruments, Ltd. (Israel)(NON)	7,445	677,569

		1,899,158
Software (12.4%)
Blackline, Inc.(NON)	2,235	242,274
Everbridge, Inc.(NON)	2,990	362,328
j2 Global, Inc.(NON)(S)	3,420	409,921
Lightspeed POS, Inc. (Canada)(NON)	5,650	354,877
Manhattan Associates, Inc.(NON)	5,255	616,832
Paylocity Holding Corp.(NON)	3,325	597,935
Rapid7, Inc.(NON)	3,570	266,358
Sprout Social, Inc. Class A(NON)	3,285	189,742
SPS Commerce, Inc.(NON)	4,600	456,826
Upland Software, Inc.(NON)	8,220	387,902
Verra Mobility Corp.(NON)	42,759	578,743
Vertex, Inc. Class A(NON)	7,742	170,169

		4,633,907
Specialty retail (6.4%)
Boot Barn Holdings, Inc.(NON)	10,978	684,039
Five Below, Inc.(NON)	4,025	767,930
Lithia Motors, Inc. Class A	1,515	590,986
RH(NON)	580	346,028

		2,388,983
Textiles, apparel, and luxury goods (1.0%)
Deckers Outdoor Corp.(NON)	1,145	378,331

		378,331
Trading companies and distributors (1.6%)
Applied Industrial Technologies, Inc.	2,085	190,089
SiteOne Landscape Supply, Inc.(NON)	2,390	408,064

		598,153

Total common stocks (cost $24,614,258)		$37,244,662

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	1,207,825	$1,207,825
Putnam Short Term Investment Fund 0.09%(AFF)	314,900	314,900

Total short-term investments (cost $1,522,725)		$1,522,725
TOTAL INVESTMENTS

Total investments (cost $26,136,983)		$38,767,387

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,503,837.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,727,150	$6,402,168	$7,921,493	$884	$1,207,825
	Putnam Short Term Investment Fund**	764,119	2,713,935	3,163,154	113	314,900

	Total Short-term investments	$3,491,269	$9,116,103	$11,084,647	$997	$1,522,725
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,207,825, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,213,032. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,493,065	$—	$—
Consumer discretionary	5,911,238	—	—
Consumer staples	893,364	—	—
Financials	2,355,252	—	—
Health care	11,074,503	—	—
Industrials	6,160,930	—	—
Information technology	7,888,175	—	—
Materials	622,795	—	—
Real estate	845,340	—	—

Total common stocks	37,244,662	—	—
Short-term investments	—	1,522,725	—

Totals by level	$37,244,662	$1,522,725	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com